Ariel Discovery Fund (Prospectus Summary) | Ariel Discovery Fund
Ariel Discovery Fund
Investment objective
Ariel Discovery Fund pursues long-term capital appreciation.

Fees and expenses of the Fund
The table below describes fees and expenses that you may pay if you buy and hold shares of the Fund.  You do not pay a sales charge or load when you buy or sell shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ariel Discovery Fund		Investor Class	Institutional Class (Class I)
Management fees		1.00%	1.00%	[1]
Distribution and service (12b-1) fees		0.25%	none
Other expenses		5.50%	5.50%	[1]
Total annual operating expenses	[2]	6.75%	6.50%	[1]
Less fee waiver or expense reimbursement		(5.25%)	(5.25%)	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.50%	1.25%	[1]
[1]	The inception date for the Class I shares is December 30, 2011. These expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser is contractually obligated to waive fees or reimburse expenses in order to limit Ariel Discovery Fund's total annual operating expenses to 1.50% of net assets for the Investor Class and 1.25% of net assets for Class I through the end of the fiscal year ending September 30, 2014. No termination of this agreement by either the Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2014.

The example below illustrates the expenses you would pay on a $10,000 investment in Ariel Discovery Fund.  It assumes the Fund earned an annual return of 5% each year, the Fund's operating expenses remain the same and that you redeem your shares at the end of each time period.  The example reflects contractual fee waivers and expense reimbursements through September 30, 2014.  The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Your actual expenses may be greater or less than the amounts shown.

Expense Example Ariel Discovery Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	153	474	1,945	5,402
Institutional Class (Class I)	127	397	1,827	5,218

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal investment strategy
Ariel Discovery Fund invests primarily in common stocks of companies with market capitalizations under $2 billion, measured at the time of purchase.  Over time,

the market capitalizations for the Fund's portfolio companies may change.

The essence of the Fund's strategy is a combination of patience and stock selection.  The Fund seeks to hold investments for a relatively long period of time--generally five years.  As long as a portfolio company otherwise meets the

Fund's investment criteria and style, increased capitalization does not prevent the Fund from holding or buying more shares.

The Fund seeks to invest in companies which trade at low price-to-book ratios and have strong balance sheets.  The Fund only buys when Ariel believes these businesses are selling at deep discounts to their intrinsic value.

Individual company valuations will be based on assets and/or earnings power.

Flexibility in determining the proper valuation metric for a given company will be a key component of the Fund's strategy.  We believe this approach creates a portfolio of well-researched stocks.  The Fund is managed on a dynamic basis as companies which approach fair value are likely to be sold and replaced by those with deeper discounts to intrinsic value.  The Fund may hold cash when values are difficult to identify.

The Fund does not invest in corporations whose primary source of revenue is derived from the production or sale of tobacco products or the manufacture of handguns.  We believe these industries are more likely to face shrinking growth prospects, draining litigation costs and legal liability that cannot be quantified.

Ariel Discovery Fund is a diversified fund that generally will not hold more than 50 securities in its portfolio.

Principal risks
Although Ariel makes every effort to achieve the Fund's objective of long-term capital appreciation, Ariel cannot guarantee it will attain that objective.  You could lose money by investing in this Fund.  The principal risks are:

o  Small capitalization stocks held by the Fund could fall out of favor and returns would subsequently trail returns from the overall stock market.  The performance of such stocks could also be more volatile.  Small capitalization companies often have less predictable earnings, more limited product lines and markets and more limited financial and management resources.

o The general level of stock prices could decline.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

Performance
The inception date for the Fund is January 31, 2011.  Performance information will be available after the Fund has been in operation for one full calendar year.  The Fund's performance will then be compared to a broad measure of market performance to give some indication of the risks of investing in the Fund.  To obtain updated performance information, please visit the Fund's website at

arielinvestments.com or call 800.292.7435.